Income Taxes (Details) - Schedule of Statutory Income Tax Rate	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Statutory Income Tax Rate [Abstract]
Income at U.S. statutory rate	21.00%	3.00%	21.00%
State taxes, net of federal benefit			0.00%
Change in fair value of warrants			(7.51%)
Change in valuation allowance			7.21%
Total			20.70%